Quarterly Result of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016 [1]	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2017		May 31, 2016		May 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net Sales	$ 1,492,846	$ 1,022,496	$ 1,190,770	$ 1,252,063	$ 1,426,584	$ 988,555	$ 1,155,984	$ 1,242,526	$ 4,958,175	[2]	$ 4,813,649	[2]	$ 4,594,550	[2]
Gross Profit	663,392	428,573	521,681	552,042	647,194	412,962	493,934	532,958	2,165,688		2,087,048		1,941,369
Net Income Attributable to RPM International Inc. Stockholders	$ 128,052	$ 11,928	$ (70,926)	$ 112,769	$ 152,895	$ 18,582	$ 83,433	$ 99,815	$ 181,823		$ 354,725		$ 239,484
Basic Earnings Per Share	$ 0.96	$ 0.09	$ (0.54)	$ 0.85	$ 1.16	$ 0.14	$ 0.63	$ 0.76	$ 1.37		$ 2.70		$ 1.81
Diluted Earnings Per Share	0.94	0.09	(0.54)	0.83	1.13	0.14	0.62	0.74	1.36		2.63		1.78
Dividends Per Share	$ 0.300	$ 0.300	$ 0.300	$ 0.275	$ 0.275	$ 0.275	$ 0.275	$ 0.260	$ 1.175		$ 1.085		$ 1.020

[1]	Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit. Refer to Note B, “Goodwill and Other Intangible Assets,” for further information. Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.